Debt Securities - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 1,009,506,228		$ 201,900,664
Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	10,491,190		26,170,495
Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		$ 250,000
LI Serie II | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			3,284,942
Debt Securities			5,995,209
LI Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			97,911
Debt Securities			255,622
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			4,192,612
Debt Securities			8,112,949
LIII Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			140,556
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			4,779,859
Debt Securities			13,447,877
LIV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			83,000
Debt Securities			232,992
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			10,141,234
Debt Securities			13,492,443
LV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			126,129
LVII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			12,512,200
Debt Securities			24,235,400
LVII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			127,936
LVIII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			12,214,678
Debt Securities			10,106,996
LVIII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			49,625
Debt Securities			130,369
LIX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			12,072,087
Debt Securities			27,169,188
LIX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			2,026,702
Debt Securities			5,334,238
LX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			27,381,323
Debt Securities			52,182,610
LX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			7,665,541
Debt Securities			$ 19,822,653
LII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value				$ 7,500
Debt Securities				$ 13,324,706
XIV | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	44,640,963
Debt Securities	45,351,190
XIV | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	1,700,000
Debt Securities	1,850,876
XV | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	42,106,850
Debt Securities	46,432,570
XV | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	330,000
Debt Securities	390,885
XVI | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		325,000
Debt Securities		336,672,600
XVI | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	311
Debt Securities	391,127
XVII | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		83,478
Debt Securities		85,223,086
XVII | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	1,231
Debt Securities	1,489,740
XIX | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		97,749
Debt Securities		100,089,757
XIX | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	881
Debt Securities	1,060,133
XX | Banco de Galicia y Bs.As. S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		35,088,750
Debt Securities	32,031,766
XX | Banco de Galicia y Bs.As. S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	2,250,000
Debt Securities	2,250,000
LXI | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	35,000,000
Debt Securities	36,259,719
LXI | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	854,376
Debt Securities	966,325
LXII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	35,000,000
Debt Securities	30,055,537
LXII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	1,027,871
Debt Securities	1,071,600
LXIII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		179,163
Debt Securities		$ 183,526,025
LXIII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	848
Debt Securities	$ 1,020,504